BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020	Dec. 31, 2019
Current Assets
Cash	$ 316,023			$ 799,808				$ 25,000
Prepaid expenses	171,026			302,590
Total Current Assets	487,049			1,102,398				25,000
Property and Equipment
Total Assets	32,482,752			129,523,613				25,000
Current Liabilities
Accounts payable	990,587			16,862
Uncertain tax position liability	0			0
Income tax payable	39,340			0
Total Current Liabilities	1,612,686			114,211				1,000
Long-Term Liabilities
Total Liabilities	3,602,665			2,150,469				1,000
Commitments and Contingencies (See Note 2)
Redeemable Preferred Stock
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively				128,397,500
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 3,093,348 and 12,650,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021, respectively	317			317				317
Additional paid in capital	0			0				24,683
Retained earnings	(2,826,593)			(1,024,673)				(1,000)
Total Stockholders' Deficit	(2,826,276)	$ (402,849)	$ 167,484	(1,024,356)	$ (245,134)	$ 23,166	$ 24,000	24,000	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	32,482,752			129,523,613				25,000
New Dragonfly
Current Assets
Cash	10,517,000			25,586,000				6,206,000
Restricted cash	3,044,000			3,044,000				0
Accounts receivable, net of allowance for doubtful accounts	3,820,000			783,000				1,840,000
Inventory	39,487,000			27,127,000				5,948,000
Prepaid expenses	1,552,000			293,000				351,000
Prepaid inventory	3,729,000			7,461,000				1,108,000
Other current assets	3,901,000			1,787,000				324,000
Total Current Assets	66,346,000			66,081,000				15,777,000
Property and Equipment
Machinery and equipment	9,004,000			3,615,000				1,535,000
Office furniture and equipment	275,000			201,000				157,000
Leasehold improvements	1,709,000			1,307,000				635,000
Vehicle	234,000			195,000				33,000
Property and Equipment, gross	11,222,000			5,318,000				2,360,000
Less accumulated depreciation and amortization	(1,406,000)			(857,000)				(323,000)
Property and Equipment, Net	9,816,000			4,461,000				2,037,000
Operating lease right of use asset	4,878,000			5,709,000	5,709,000			993,000
Total Assets	82,294,000			76,251,000				18,807,000
Current Liabilities
Accounts payable	6,477,000			11,360,000				3,091,000
Accrued payroll and other liabilities	4,374,000			2,608,000				767,000
Customer deposits	287,000			434,000				1,779,000
Uncertain tax position liability				0				19,000
Income tax payable	0			631,000				1,282,000
Notes payable, current portion	16,529,000			1,875,000				0
Short-term operating lease liabilities	1,157,000			1,082,000	1,082,000			225,000
Total Current Liabilities	28,824,000			17,990,000				7,163,000
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs	24,182,000			37,053,000				0
Deferred tax liabilities	0			453,000				331,000
Long-term operating lease liabilities	3,821,000			4,694,000	4,694,000			758,000
Total Long-Term Liabilities	28,003,000			42,200,000				1,089,000
Total Liabilities	56,827,000			60,190,000				8,252,000
Commitments and Contingencies (See Note 2)
Redeemable Preferred Stock
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively	2,000,000			2,000,000	2,000,000			2,000,000		$ 2,000,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 3,093,348 and 12,650,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021, respectively	5,000			4,000				4,000
Additional paid in capital	18,480,000			1,619,000				451,000
Retained earnings	4,982,000			12,438,000				8,100,000
Total Stockholders' Deficit	23,467,000			14,061,000	$ 13,430,000			8,555,000		$ 1,314,000
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 82,294,000			$ 76,251,000				$ 18,807,000